DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	MDC PARTNERS INC
Entity Central Index Key	0000876883
Trading Symbol	mdca
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011